Share Based Compensation - Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected volatility	170.10%	89.55%
Risk-free interest rate	3.48%	1.86%
Expected term from grant date (in years)	5 years 3 months
Dividend rate
Dilution factor	1	1
Fair value (in Dollars per share)	$ 2.68
Minimum [Member]
Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected term from grant date (in years)		5 years 7 months 17 days
Dividend rate
Fair value (in Dollars per share)		$ 9.74
Maximum [Member]
Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected term from grant date (in years)		6 years 4 months 28 days
Fair value (in Dollars per share)		$ 10.16